Income tax (Details 5) $ in Millions	Jun. 30, 2020 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	$ 12,579
Do Not Expire [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	3,784
Argentina | 2016 [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	3
Argentina | 2017 [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	11
Argentina | 2018 [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	2,785
Argentina | 2019 [Member] | 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	1,186
Bolivia | 2020 [Member] | 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	4,809
Brazil | 2011 To 2019 [Member] | Do Not Expire [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	$ 1